FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Reconciliation of the Beginning and Closing Balances of Equity Instrument as Financial Assets at FVCOI Classified as Level 3 Within the Fair Value Hierarchy (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Beginning balance	$ 3,069
Recognized in other comprehensive income/(loss)	809	$ (52)	$ 883
Ending balance	4,161	3,069
Significant unobservable inputs (Level 3)
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Beginning balance	3,069	2,902
Acquisitions	0	252
Recognized in other comprehensive income/(loss)	1,014	(67)
Exchange difference on translation	78	(18)
Ending balance	$ 4,161	$ 3,069	$ 2,902